DESCRIPTION OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DESCRIPTION OF OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Artius Acquisition Inc. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on January 24, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).

The Company has one subsidiary, Zero Carbon Merger Sub, Inc., a direct wholly owned subsidiary incorporated in Delaware on February 11, 2021.

Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on technology enabled businesses that directly or indirectly offer specific technology solutions, broader technology software and services, or financial and transactional services to companies of all sizes. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of March 31, 2021, the Company had not commenced any operations. All activity for the period from January 24, 2020 (inception) through March 31, 2021 relates to the Company’s formation, its initial public offering (“Initial Public Offering”), which is described below, and the search for a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statements for the Company’s Initial Public Offering became effective on July 13, 2020. On July 16, 2020, the Company consummated the Initial Public Offering of 72,450,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 9,450,000 Units, at $10.00 per Unit, generating gross proceeds of $724,500,000 which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 11,326,667 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Artius Acquisition Partners LLC (the “Sponsor”), generating gross proceeds of $16,990,000, which is described in Note 4.

Transaction costs amounted to $40,686,819, consisting of $14,490,000 of underwriting fees, $25,357,500 of deferred underwriting fees and $839,319 of other offering costs.

Following the closing of the Initial Public Offering on July 16, 2020, an amount of $724,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) located in the United States and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. So long as the Company obtains and maintains a listing for its securities on Nasdaq, the Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the Company signing a definitive agreement in connection with the Company’s initial Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations, provided that the Company shall not redeem shares that would cause the Company’s net tangible assets to be less than $5,000,001 following such redemptions. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such completion of a Business Combination and, if the Company seeks shareholder approval, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination and to waive its redemption rights with respect to any such shares in connection with a shareholder vote to approve a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until July 16, 2022 (the “Combination Period”) to consummate a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent auditors), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Going Concern Consideration

At March 31, 2021, we have $359,067 in our operating bank accounts, $725,779,404 in cash and marketable securities held in the Trust Account, to be used if the Proposed Business Combination (or an alternative initial business combination transaction) is consummated to redeem the Public Shares with respect to which Artius stockholders have properly exercised their redemption rights, to pay certain expenses in connection with such business combination transaction and the Artius IPO and thereafter for general corporate purposes, and working capital of $432,266.

If the Proposed Business Combination is not consummated, the Company will use the funds not held in the Trust Account to identify and evaluate alternative prospective acquisition candidates, perform due diligence on alternative prospective target businesses, pay related costs and expenses, select an alternative target company to acquire, and negotiate and consummate an initial business combination transaction.

If the Proposed Business Combination is not consummated, the Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through one year from the date of these financial statements if a Proposed Business Combination (or an alternative initial business combination transaction) is not consummated. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Artius Acquisition Inc. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on January 24, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).

Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on technology enabled businesses that directly or indirectly offer specific technology solutions, broader technology software and services, or financial and transactional services to companies of all sizes. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2020, the Company had not commenced any operations. All activity for the period from January 24, 2020 (inception) through December 31, 2020 relates to the Company’s formation, its initial public offering (“Initial Public Offering”), which is described below, and the search for a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statements for the Company’s Initial Public Offering became effective on July 13, 2020. On July 16, 2020, the Company consummated the Initial Public Offering of 72,450,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriters of the over-allotment option to purchase an additional 9,450,000 Units, at $10.00 per Unit, generating gross proceeds of $724,500,000 which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 11,326,667 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to Artius Acquisition Partners LLC (the “Sponsor”), generating gross proceeds of $16,990,000, which is described in Note 6.

Transaction costs amounted to $40,686,819, consisting of $14,490,000 of underwriting fees, $25,357,500 of deferred underwriting fees and $839,319 of other offering costs.

Following the closing of the Initial Public Offering on July 16, 2020, an amount of $724,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. So long as the Company obtains and maintains a listing for its securities on Nasdaq, the Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the Company signing a definitive agreement in connection with the Company’s initial Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.

The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations, provided that the Company shall not redeem shares that would cause the Company’s net tangible assets to be less than $5,000,001 following such redemptions. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination only if the Company has net tangible assets of at least $5,000,001 upon such completion of a Business Combination and, if the Company seeks shareholder approval, it receives an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who attend and vote at a general meeting of the Company. If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 6) and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination and to waive its redemption rights with respect to any such shares in connection with a shareholder vote to approve a Business Combination. Additionally, each public shareholder may elect to redeem their Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.

Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares without the Company’s prior written consent.

The Sponsor has agreed (a) to waive its redemption rights with respect to any Founder Shares and Public Shares held by it in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until July 16, 2022 (the “Combination Period”) to consummate a Business Combination. If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.

The Sponsor has agreed to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period. The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).

The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent auditors), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Micromidas, Inc.
DESCRIPTION OF OPERATIONS

NOTE 1 – DESCRIPTION OF OPERATIONS

Operations

Micromidas, Inc. dba Origin Materials, (Micromidas, or the Company) is a Delaware corporation incorporated in November 2008. The Company’s mission to help enable the world’s transition to sustainable materials by replacing petroleum-based materials with decarbonized materials in a wide range of end products, such as food and beverage packaging, clothing, textiles, plastics, car parts, carpeting, tires, adhesives, soil amendments and more. The Company’s technology converts sustainable feedstocks, such as sustainably harvested wood, agricultural waste, wood waste and corrugated cardboard, into materials and products that are currently made from fossil feedstocks, such as petroleum and natural gas. The Company’s products are intended to compete directly with petroleum-derived products on both performance and price, as well as provide a significant unit cost advantage over products made from other low-carbon feedstocks.

The Company is currently developing and constructing its first manufacturing plant in Ontario, Canada (Origin 1), which is expected to become operational by 2022. The Company is also currently in the planning phase for the construction of a significantly larger manufacturing plant (Origin 2), with which is expected to become operational in 2025.

Pending Business Combination

On February 16, 2021, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Artius Acquisition Inc., a Cayman Islands exempted company (“Artius”), and Zero Carbon Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Artius (“Merger Sub”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by Artius’ stockholders and Micromidas’ stockholders, Merger Sub will be merged with and into Micromidas (the “Merger”), with Micromidas surviving the Merger as a wholly-owned subsidiary of Artius. At the effective time of the Merger (the “Effective Time”): (a) each share of Micromidas capital stock outstanding immediately prior to the Effective Time (including shares of Micromidas common stock issuable prior to the closing of the Merger (the “Closing”) upon termination of warrants and stock options held by former employees and service providers of the Company) will be converted solely into the right to receive a number of Artius common stock equal to the applicable exchange ratios described in the Merger Agreement, and (b) each other Micromidas option, whether vested or unvested, will be assumed by Artius and converted into an option to purchase shares of Artius common stock based on the exchange ratio applicable to shares of Micromidas common stock.

Under the exchange ratio formula in the Merger Agreement, following the Closing, the former Micromidas security holders immediately before the Merger are expected to own approximately 42% (on a fully diluted basis) of the aggregate number of the outstanding securities of Artius, and the securityholders of Artius immediately before the Merger are expected to own approximately 47% (on a fully diluted basis) of the aggregate number of the outstanding securities of Artius, subject to certain assumptions and subject to adjustment pre-closing of the Merger based on Micromidas’ net cash balance at the time of the Closing.

Liquidity and Capital Resources

The Company has incurred losses since its inception, has a working capital deficit of $11,131,127, and has an accumulated deficit at March 31, 2021 of $152,458,837. As of March 31, 2021, the Company had $18,836,514 of outstanding indebtedness which includes stockholder convertible notes payable, PPP loan, and stockholder note. During the 12 months ended December 31, 2020, the Company received $550,000 from the admission of an additional member to the consortium agreement (see Note 6), $2,662,239 from the Canadian government under several different grant programs and $2,260,208 from the issuance of convertible bridge notes and $905,838 from a Payroll Protection Program loan (“PPP loan”). In February of 2021 the Company issued $10,000,000 of new, unsecured convertible notes (the “Convertible Notes”) (see Note 8). The Company also received an additional $1,706,649 from the Bridge Notes originally entered into in November 2019 (see Note 8). The Company has used debt proceeds principally to fund general operations and capital projects.

The Company issued $10,000,000 in convertible notes in February 2021 (see Note 8). The Company’s plan is to seek additional funding through the completion of the Merger, which is subject to approval of the stockholders of both companies, and other customary closing conditions. Based on progress through the customary closing conditions there is not substantial doubt of continuing as a going concern and is operating the Company in anticipation that the transaction will be consummated. However, if the Company does not complete the Merger, the Company would need to find additional sources of liquidity to meet its anticipated obligations over the next year.

COVID-19 Update

In March 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The pandemic has resulted in governments around the world implementing increasingly stringent measures to help control the spread of the virus, including quarantines, “shelter in place” and “stay at home” orders, travel restrictions, business curtailments, school closures and other measures. In addition, governments and central banks in several parts of the world have enacted fiscal and monetary stimulus measures to counteract the impacts of the COVID-19 pandemic.

As a response to the COVID-19 pandemic, the Company transitioned most of its employees to remote work and implemented a controlled schedule, social distancing, mask requirements for employees permitted to use the office, implementation of an infectious disease prevention policy, prohibited business travel and required quarantine for out of state travel of any kind before returning to work.

The Company considered the emergence and pervasive economic impact of the COVID-19 pandemic in its assessment of its financial position, results of operations, cash flows, and certain accounting. The Company received a PPP loan and issued $10,000,000 in unsecured convertible notes (see Note 8) in order to mitigate risk to its financial position from the effect of the COVID-19 pandemic. The Company has not identified any specific impairment trigger event from circumstances originating from COVID-19. Due to the evolving and uncertain nature of the COVID-19 pandemic, it is possible that the effects of the COVID-19 pandemic could materially impact the Company’s estimates and consolidated financial statements in future reporting periods.

NOTE 1 – DESCRIPTION OF OPERATIONS

Operations – Micromidas, Inc. dba Origin Materials, (Micromidas, or the Company) is a Delaware corporation incorporated in November 2008. The Company’s mission to help enable the world’s transition to sustainable materials by replacing petroleum-based materials with decarbonized materials in a wide range of end products, such as food and beverage packaging, clothing, textiles, plastics, car parts, carpeting, tires, adhesives, soil amendments and more. The Company’s technology converts sustainable feedstocks, such as sustainably harvested wood, agricultural waste, wood waste and corrugated cardboard, into materials and products that are currently made from fossil feedstocks, such as petroleum and natural gas. The Company’s products are intended to compete directly with petroleum-derived products on both performance and price, as well as provide a significant unit cost advantage over products made from other low-carbon feedstocks.

The Company is currently developing and constructing its first manufacturing plant in Ontario, Canada (Origin 1), which is expected to become operational by 2022. The Company is also currently in the planning phase for the construction of a significantly larger manufacturing plant (Origin 2), with which is expected to become operational in 2025.

Pending Business Combination – On February 16, 2021, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Artius Acquisition Inc., a Cayman Islands exempted company (“Artius”), and Zero Carbon Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Artius (“Merger Sub”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, including approval of the transaction by Artius’s stockholders and Micromidas’s stockholders, Merger Sub will be merged with and into Micromidas (the “Merger”), with Micromidas surviving the Merger as a wholly-owned subsidiary of Artius. At the effective time of the Merger (the “Effective Time”): (a) each share of Micromidas capital stock outstanding immediately prior to the Effective Time (including shares of Micromidas common stock issuable prior to the closing of the Merger (the “Closing”) upon termination of warrants and stock options held by former employees and service providers of the Company) will be converted solely into the right to receive a number of Artius common stock equal to the applicable exchange ratios described in the Merger Agreement, and (b) each other Micromidas option, whether vested or unvested, will be assumed by Artius and converted into an option to purchase shares of Artius common stock based on the exchange ratio applicable to shares of Micromidas common stock.

Under the exchange ratio formula in the Merger Agreement, following the Closing, the former Micromidas security holders immediately before the Merger are expected to own approximately 42% (on a fully diluted basis) of the aggregate number of the outstanding securities of Artius, and the securityholders of Artius immediately before the Merger are expected to own approximately 47% (on a fully diluted basis) of the aggregate number of the outstanding securities of Artius, subject to certain assumptions and subject to adjustment pre-closing of the Merger based on Micromidas’ net cash balance at the time of the Closing.

Liquidity and Capital Resources – The Company has incurred losses since its inception, has a working capital deficit of $5,698,047, and has an accumulated deficit at December 31, 2020 of $98,888,188. As of December 31, 2020, the Company had $9,327,040 of outstanding indebtedness which includes stockholder convertible notes payable, PPP loan, and stockholder notes. During the 12 months ended December 31, 2020, the Company received $550,000 from the admission of an additional member to the consortium agreement (see note 6), $2,662,239 from the Canadian Government under several different grant programs, $2,260,208 from the issuance of convertible bridge notes and $905,838 from a Payroll Protection Program loan (“PPP loan”). The Company has used debt proceeds principally to fund general operations and capital projects.

The Company’s plan is to seek additional funding through the completion of the Merger, which is subject to approval of the stockholders of both companies, and other customary closing conditions.

The Company issued $10,000,000 in convertible notes in February 2021 (see Note 16). If the Company does not complete the Merger, the Company has sufficient liquidity to meet its anticipated obligations over the next year from the date of issuance of these financial statements, however, this would involve slowing spending on Origin 1 and thus delaying completion of Origin 1 until additional capital was secured. Management has determined that the issuance of the convertible notes are sufficient to fund the working capital needs of the Company until the earlier of the consummation of the Merger or one year from the date of issuance of these financial statements.

COVID-19 Update – In March 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The pandemic has resulted in governments around the world implementing increasingly stringent measures to help control the spread of the virus, including quarantines, “shelter in place” and “stay at home” orders, travel restrictions, business curtailments, school closures and other measures. In addition, governments and central banks in several parts of the world have enacted fiscal and monetary stimulus measures to counteract the impacts of the COVID-19 pandemic.

As a response to the COVID-19 pandemic, the Company transitioned most of its employees to remote work and implemented a controlled schedule, social distancing, mask requirements for employees permitted to use the office, implementation of an infectious disease prevention policy, prohibited business travel and required quarantine for out of state travel of any kind before returning to work.

The Company considered the emergence and pervasive economic impact of the COVID-19 pandemic in its assessment of its financial position, results of operations, cash flows, and certain accounting estimates as of and for the year ended December 31, 2020. The Company received a PPP loan (see Note 8) and issued $10,000,000 in unsecured convertible notes (see Note 16) in order to mitigate risk to business operations from the effect of the COVID-19 pandemic. The Company has not identified any specific impairment trigger event from circumstances originating from COVID-19. Due to the evolving and uncertain nature of the COVID-19 pandemic, it is possible that the effects of the COVID-19 pandemic could materially impact the Company’s estimates and consolidated financial statements in future reporting periods.